Other non-current assets	6 Months Ended
Jun. 30, 2019
Other non-current assets [Abstract]
Other non-current assets:

8.Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31, 2018	June 30, 2019
Other non-current assets	$4,088	$16,403
	$4,088	$16,403

As of December 31, 2018 and June 30, 2019, the amount of $4,088 and $16,093, respectively, relates to Company’s prepayments regarding improvements for its drybulk and tanker carrier vessels.